Retirement benefits (Details) - Schedule of principal assumptions used in determining gratuity	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Principal Assumptions Used In Determining Gratuity Abstract
Discount rate	7.00%	5.00%
Rate of increase in compensation per annum	15.00%	15.00%
Retirement age (in years)	58 years	58 years